Segment reporting	12 Months Ended
Dec. 31, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Segment reporting
5	Segment reporting

Information reported to ADSE’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on the geographic region of ADSE’s business activities. Therefore, ADSE manages its operations based on two operating segments referring to its business activities in Europe and North America.

Although the segment “North America” does not meet the quantitative thresholds to be reported as a reportable segment, the management has concluded that this segment should nevertheless be reported separately, as it is closely monitored by the CODM as a potential growth segment and is expected to contribute to ADSE’s revenue in future. In consequence, operating segments are reported in a manner consistent with the internal reporting provided to the CODM.

The CODM has been identified as the board of directors of ADSE Holdco. The board of directors regularly reviews operating results and makes decisions about the allocation of ADSE’s resources. ADSE’s focus is on the research, development and manufacturing of products and services in the fields of energy management, energy storage and e-mobility.

ADSE evaluates segmental performance on the basis of segment revenue and segment earnings before interest, taxation, depreciation and amortiziation (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial costs	-2,835	-	-2,835	-	-2,835
Share listing expense	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

kEUR	2020
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	47,370	-	47,370	-	47,370
Inter-segment revenues	-	-	-	-	-
Total revenue	47,370	-	47,370	-	47,370

Earnings before interest taxation depreciation and amortization (EBITDA)	-6,549	-	-6,549	-	-6,549
Depreciation and amortization	-1,641	-	-1,641	-	-1,641
Operating result (EBIT)	-8,190	-	-8,190	-	-8,190
Finance income	-	-	-	-	-
Finance costs	-2,135	-	-2,135	-	-2,135
Financial result	-2,135	-	-2,135	-	-2,135
Profit before tax	-10,325	-	-10,325	-	-10,325
Income tax benefits	45	-	45	-	45
Profit for the year	-10,280	-	-10,280	-	-10,280

kEUR	2019
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	19,087	-	19,087	-	19,087
Inter-segment revenues	-	-	-	-	-
Total revenue	19,087	-	19,087	-	19,087

Earnings before interest taxation depreciation and amortization (EBITDA)	-9,103	-	-9,103	-	-9,103
Depreciation and amortization	-573	-	-573	-	-573
Operating result (EBIT)	-9,676	-	-9,676	-	-9,676
Finance income	1	-	1	-	1
Finance costs	-885	-	-885	-	-885
Financial result	-884	-	-884	-	-884
Profit before tax	-10,559	-	-10,559	-	-10,559
Income tax expense	-1,490	-	-1,490	-	-1,490
Profit for the year	-12,050	-	-12,050	-	-12,050

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	24,072	20,003	13,660
North America	-	-	-
Total non-current assets	24,072	20,003	13,660

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	126,103	25,325	49,335
North America	3,174	-	-
Eliminations	-2,124	-	-
Total assets	127,152	25,325	49,335

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	54,170	53,917	61,304
North America	2,369	-	-
Eliminations	-2,206	-	-
Total liabilities	54,332	53,917	61,304

Total revenues of both reportable segments can be broken down as follows:

kEUR	2021	2020	2019
Europe	33,035	47,370	19,087
North America	-	-	-
Total revenues	33,035	47,370	19,087

Revenues from one customer of ADSE represented approximately kEUR 18.480 (2020: kEUR 41.041, 2019: kEUR 14.659) of ADSE’s total revenues.